Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Operating Expenses [Abstract]
Disclosure Of Total Operating Expense
Total operating expenses were as follows:

For the years ending December 31,	2021 $000s	2020 $000s	2019 $000s
General and administrative	57,199	49,440	59,358
Research and development	110,471	81,859	85,848
Total operating expenses	167,671	131,299	145,206

Disclosure of information about employees
The average number of persons employed by the Group during the year, analyzed by category, was as follows:

For the years ending December 31,	2021	2020	2019
General and administrative	52	43	39
Research and development	119	95	90
Total	171	138	129

Disclosure of Payroll Costs
The aggregate payroll costs of these persons were as follows:

	2021 $000s	2020 $000s	2019 $000s
For the years ending December 31,
General and administrative	26,438	22,943	24,468
Research and development	28,950	20,674	20,682
Total	55,388	43,616	45,150

Disclosure of other operating expense
Detailed operating expenses were as follows:

	2021 $000s	2020 $000s	2019 $000s
For the years ending December 31,
Salaries and wages	36,792	29,403	27,703
Healthcare benefits	2,563	1,866	1,511
Payroll taxes	2,084	1,629	1,468
Share-based payments	13,950	10,718	14,468
Total payroll costs	55,388	43,616	45,150
Other selling, general and administrative expenses	30,761	26,497	34,890
Other research and development expenses	81,521	61,186	65,166
Total other operating expenses	112,282	87,683	100,056
Total operating expenses	167,671	131,299	145,206

Disclosure of auditors' remuneration
Auditor's remuneration:

For the years ending December 31,	2021 $000s	2020 $000s	2019 $000s
Audit of these financial statements	1,183	1,145	870
Audit of the financial statements of subsidiaries	312	291	290
Audit of the financial statements of associate**	571	350	—
Audit-related assurance services*	1,868	490	163
Non-audit related services	—	173	778
Total	3,934	2,449	2,101
*    2021 - $468.2 thousand represents prepaid expenses related to an expected initial public offering of a subsidiary.
**    Audit fees of $500.0 thousand and $350.0 thousand in respect of financial statements of associates for the years ended December 31, 2021, and 2020, respectively, are not included within the consolidated financial statements. Fees related to the audit of the financial statements of associates have been disclosed in respect of both 2021 and 2020 as these fees went towards supporting the audit opinion on the Group accounts. Such amounts were not previously disclosed in the 2020 financial statements.

Please refer to Note 8 for further disclosures related to share-based payments and Note 24 for management’s remuneration disclosures.